Employee Benefit Plans (Net Pension Expense) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans [Member]
Pension expense:
Service cost	$ 0.5	$ 0.5	$ 1.9	$ 1.8	$ 1.4
Interest cost	2.0	1.8	7.2	7.7	8.1
Expected return on plan assets	(2.7)	(2.3)	(9.4)	(9.1)	(10.6)
Amortization of prior service cost	0	2.1	0.1	0.1	0.1
Amortization of net loss	1.2	0	8.5	8.3	5.1
Amortization of transition obligation			0	0	0
Curtailment (gain) loss			0	0	0
Settlement (gain) loss			0	0	0
Net pension expense	1.0	2.1	8.3	8.8	4.1
Non-U.S. Plans [Member]
Pension expense:
Service cost	1.4	1.7	6.5	4.3	3.1
Interest cost	1.7	1.4	5.9	6.1	5.7
Expected return on plan assets	(0.8)	(0.5)	(2.7)	(2.0)	(2.4)
Amortization of prior service cost	0.3	0.2	1.2	1.4	0.3
Amortization of net loss	0.1	0.4	1.2	1.2	1.2
Amortization of transition obligation			0.1	0.2	0.2
Curtailment (gain) loss			0	0	0
Settlement (gain) loss			0.1	0.1	0.3
Net pension expense	$ 2.7	$ 3.2	$ 12.3	$ 11.3	$ 8.4